CONDENSED STATEMENTS OF STOCKHOLDERS' (DEFICIT)/EQUITY (Unaudited) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Common Stock
Issuance costs	$ 16,724